Commitments and Contingencies (Details Narrative)		1 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ft² $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Jul. 10, 2018 USD ($)	May 31, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares
Security deposit			$ 22,100	$ 22,100
Loss on extinguishment of notes payable			(1,415,950)	(59,938)
Debt instrument face amount			$ 0	$ 252,082
Exercise price of options | $ / shares			$ 3.21	$ 4.25
Number of options granted during period | shares			2,180,000
Convertible Notes [Member]
Debt instrument face amount			$ 725,788
Debt conversion fair value percentage			58.00%
Consultant [Member]
Warrant term			5 years	5 years			5 years	5 years
Warrants to purchase common stock | shares			75,000	25,000			35,000	20,000
Exercise price per share | $ / shares			$ 2.00	$ 4.00			$ 4.00	$ 4.50
Former Senior VP [Member]
Number of share option forfeited | shares			500,000
Committee And Board of Directors [Member]
Bonus payments				$ 402,500	$ 322,000
Consulting Agreement [Member] | Extension 1 [Member]
Warrant term			5 years
Warrants to purchase common stock | shares			25,000
Consulting Agreement [Member] | Extension 2 [Member]
Warrant term			5 years
Warrants to purchase common stock | shares			10,000
Exercise price per share | $ / shares			$ 4.00
Exchange Agreement[Member]
Warrants to purchase common stock | shares			10,000
Accrued consulting fees			$ 30,000
Common stock and warrants aggregate grant date value			36,300
Loss on extinguishment of notes payable			6,300
Exchange Agreement[Member] | Consultant [Member]
Common stock and warrants aggregate grant date value			42,188
Loss on extinguishment of notes payable			$ (2,812)
Scientific Advisory Services Agreement [Member]
Options to purchase common stock | shares	100,000		100,000
Option description	The agreements, the Company issued the advisors five-year and ten-year options to purchase up to an aggregate 100,000 shares of the Company's common stock at exercise prices ranging between $1.25 to $1.70 per share.		The agreements, the Company issued the advisors five-year and ten-year options to purchase up to an aggregate 100,000 shares of the Company's common stock at exercise prices ranging between $1.25 to $1.70 per share.
Number of options vested during period | shares	50,000		50,000
Grant date value of vested option	$ 92,100		$ 92,100
Number of options expected to be vested | shares	50,000		50,000
Option excercisable period	5 years		5 years
Number of options granted during period | shares	5,000		5,000
Scientific Advisory Services Agreement [Member] | Disc Committee Chairman [Member]
Options to purchase common stock | shares		75,000
Option expiration term		10 years
Exercise price of options | $ / shares		$ 1.80
Number of options vested during period | shares		25,000
Grant date value of vested option		$ 129,800
Number of options expected to be vested | shares		50,000
Chief Executive Officer Employment Agreement [Member]
Severance costs			$ 300,000
Employment Agreement [Member]
Severance costs			$ 368,750	175,000
Employment Agreement [Member] | Executive VP [Member]
Options to purchase common stock | shares		500,000
Option expiration term		10 years
Exercise price of options | $ / shares		$ 1.42
Number of options vested during period | shares		100,000
Grant date value of vested option		$ 677,200
Number of options expected to be vested | shares		150,000
Employment Agreement [Member] | Executive VP [Member] | Second Anniversary [Member]
Number of options expected to be vested | shares		250,000
Minimum [Member] | Scientific Advisory Services Agreement [Member]
Exercise price of options | $ / shares	$ 1.25		$ 1.25
Maximum [Member] | Scientific Advisory Services Agreement [Member]
Exercise price of options | $ / shares	$ 1.70		$ 1.70
Melville Lease [Member]
Land subject to ground leases | ft²			6,800
Lease expiration term			2020-03
Security deposit			$ 45,900
Payments of rent			12,076	11,724
Received rent payments			12,991	21,237
Rent expense			122,739	115,885
Melville Lease [Member] | Minimum [Member]
Accrued rent			132,600
Melville Lease [Member] | Maximum [Member]
Accrued rent			149,260
Business Advisory Services [Member]
Consulting expense			$ 180,000	180,000
Business Advisory Services [Member] | Extension 1 [Member]
Warrant term			5 years
Warrants to purchase common stock | shares			30,000
Accrued consulting fees			$ 38,000
Exercise price per share | $ / shares			$ 4.00
Fair value of aggregate of warrant			$ 48,192
Number of shares of common stock issued in exchange of accrued expenses | shares			19,000
Business Advisory Services [Member] | Extension 2 [Member]
Warrant term			2 years
Warrants to purchase common stock | shares			4,750
Exercise price per share | $ / shares			$ 4.00
Consulting Agreement [Member] | Consultant [Member]
Warrant term	5 years
Warrants to purchase common stock | shares	35,000
Exercise price per share | $ / shares	$ 4.00
Debt maturity, description	Previously expired consulting agreement from May 2018 to December 2018.		The notes mature at dates between January 2019 and April 2019
Convertible notes bear interest rate			10.00%
Debt conversion fair value percentage			65.00%
Debt instrument prepayment premium			25.00%
Warrant purchase for common stock, value	$ 43,106
Consulting Agreement [Member] | Consultant [Member] | Convertible Notes [Member]
Debt instrument face amount						$ 260,000
Consulting Agreement [Member] | Consultant [Member] | Notes Payable [Member]
Debt instrument face amount			$ 260,000
Consulting Agreement [Member] | Minimum [Member] | Consultant [Member]
Debt instrument, convertible, conversion price | $ / shares			$ 1.27
Consulting Agreement [Member] | Maximum [Member] | Consultant [Member]
Debt instrument, convertible, conversion price | $ / shares			$ 1.75
Employment Agreements [Member] | 2016 Bonus [Member]
Accrued bonuses			$ 35,000	$ 87,000
Employment Agreements [Member] | 2017 Bonus [Member]
Accrued bonuses			0
Employment Agreements [Member] | 2018 Bonus [Member]
Accrued bonuses			56,000
Employment Agreements [Member] | Chief Executive Officer [Member]
Severance costs			$ 100,000
Employment agreement expires date			Dec. 31, 2019
Accrued bonuses			$ 400,938